Equity (Tables)	6 Months Ended
Jun. 30, 2026
Equity [Abstract]
Schedule of Fair Value of RDO Warrants	The following table summarizes the assumptions used in estimating the fair value of RDO Warrants on June 25, 2026.

June 25, 2026
Stock price	$7.38
Expected volatility (%)	53.60%
Risk-free interest rate	4.15%
Expected terms (in years)	5
Expected dividends (%)	0%